Label	Element	Value
NYLIM Winslow Large Cap Growth Fund
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Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

Supplement dated September 25, 2026 (“Supplement”)

to the Summary Prospectus dated February 28, 2026, as revised August 28, 2026,

and Prospectus dated February 28, 2026, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectus and Prospectus.

Effective immediately, the following changes will be made to the Summary Prospectus and Prospectus:

1. The following sentence is added to the end of the first paragraph “Principal Investment Strategies” section:

As a result of its investment strategy, the Fund may have significant exposure to companies in a single industry or sector.

2. The following is added to the “Principal Risks” section:

Risk/Return [Heading]	oef_RiskReturnHeading	NYLIM Winslow Large Cap Growth Fund
NYLIM Winslow Large Cap Growth Fund | Principal Risks
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	Principal Risks
NYLIM Winslow Large Cap Growth Fund | Technology Stock Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Technology Stock Risk: The technology sector has been among the most volatile sectors of the stock market. Because the Fund may have a significant portion of its assets invested in the information technology sector, including semiconductor and software companies, its performance may be significantly affected by developments in that sector. Certain information technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated. Investor perception may play a greater role in determining the day-to-day value of information technology stocks than it does in other sectors. Investments made in anticipation of future products and services may decline dramatically in value if the anticipated products or services are delayed or cancelled. Information technology companies also may be heavily dependent on intellectual property rights and adversely affected by the loss or impairment of those rights and may face increased government scrutiny and regulatory action. Semiconductor companies are subject to the additional risks of a highly cyclical industry and significant dependence on third-party suppliers and specialized materials, while software companies face particularly intense competitive pressures and rely heavily on patent protections.